Warrants - Summary of Common stock warrant classified (Detail) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	Feb. 02, 2022	Jan. 19, 2022	Dec. 31, 2021	Jun. 30, 2022	Mar. 31, 2021	Jul. 31, 2020	Jun. 30, 2016
Common Stock [Member]
Class of Warrant or Right [Line Items]
Shares			146,325
Common Stock Warrants [Member] | Common Stock [Member] | Two Thousand And Twenty One Common Warrant [Member]
Class of Warrant or Right [Line Items]
Shares			34,427				26,624
Price per Share			$ 2.61				$ 0.33
Preferred Stock Warrants Classified As Equity [Member] | Series D Preferred Stock Warrant [Member]
Class of Warrant or Right [Line Items]
Issuance Date			Jul. 24, 2020
Price per Share			$ 2.7221
Common Stock Warrant Classified As Liability [Member] | Common Stock [Member]
Class of Warrant or Right [Line Items]
Issuance Date			Mar. 29, 2021
Price per Share			$ 1.23
Common Stock Warrant Classified As Liability [Member] | Common Stock Warrants [Member]
Class of Warrant or Right [Line Items]
Fair Value			$ 1,188
Expiration Date			Mar. 29, 2031
Common Stock Warrant Classified As Liability [Member] | Common Stock Warrants [Member] | Common Stock [Member]
Class of Warrant or Right [Line Items]
Shares					146,325
Price per Share					$ 1.23
Common Stock Warrants Classified As Equity [Member] | Two Thousand And Twenty One Common Warrant [Member]
Class of Warrant or Right [Line Items]
Shares			61,051
Common Stock Warrants Classified As Equity [Member] | Common Stock [Member] | Two Thousand And Sixteen Common Warrant [Member]
Class of Warrant or Right [Line Items]
Shares			26,624
Common Stock Warrants Classified As Equity [Member] | Common Stock [Member] | Two Thousand And Twenty One Common Warrant [Member]
Class of Warrant or Right [Line Items]
Shares			34,427
Common Stock Warrants Classified As Equity [Member] | Series D Preferred Stock Warrant [Member]
Class of Warrant or Right [Line Items]
Expiration Date			Jul. 24, 2025
Common Stock Warrants Classified As Equity [Member] | Common Stock Warrants [Member] | Two Thousand And Sixteen Common Warrant [Member]
Class of Warrant or Right [Line Items]
Issuance Date			Jun. 14, 2016
Price per Share			$ 0.33
Expiration Date			Jun. 13, 2026
Common Stock Warrants Classified As Equity [Member] | Common Stock Warrants [Member] | Two Thousand And Twenty One Common Warrant [Member]
Class of Warrant or Right [Line Items]
Issuance Date			Sep. 22, 2021
Price per Share			$ 2.61
Expiration Date			Sep. 21, 2031
Series D Redeemable Convertible Preferred Stock [Member]
Class of Warrant or Right [Line Items]
Shares			581,821
Series D Redeemable Convertible Preferred Stock [Member] | Series D Preferred Stock Warrant [Member]
Class of Warrant or Right [Line Items]
Shares						581,821
Price per Share						$ 2.7221
GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member]
Class of Warrant or Right [Line Items]
Shares	10,350,000	57,034
GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member] | Common Stock Warrants [Member]
Class of Warrant or Right [Line Items]
Shares		28,517
Fair Value		$ 249
Price per Share		$ 5.26
Expiration Date		Mar. 29, 2031
GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member] | Common Stock Warrant Classified As Liability [Member] | Common Stock Warrants [Member]
Class of Warrant or Right [Line Items]
Price per Share		$ 5.26
GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member] | Common Stock Warrants Classified As Equity [Member] | Common Stock Warrants [Member]
Class of Warrant or Right [Line Items]
Shares		85,552
Issuance Date		Jan. 19, 2022
Price per Share		$ 5.26		$ 11.5
Expiration Date		Jan. 19, 2032
GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member] | Private Placement Warrants [Member] | Common Stock Warrant Classified As Liability [Member]
Class of Warrant or Right [Line Items]
Shares	2,062,500
Fair Value	$ 1,341
Issuance Date	Feb. 02, 2022
Price per Share	$ 11.5
Expiration Date	Mar. 02, 2027